Revenue - Additional Information (Detail) € in Millions			1 Months Ended	3 Months Ended		9 Months Ended
	Jan. 29, 2024 USD ($)	Nov. 29, 2023 USD ($)	Jan. 31, 2024 USD ($)	Sep. 30, 2024 EUR (€) CommercialCustomer	Sep. 30, 2023 CommercialCustomer	Sep. 30, 2024 USD ($) CommercialCustomer	Sep. 30, 2024 EUR (€) CommercialCustomer	Sep. 30, 2023 CommercialCustomer
Third Party Investors [Member]
Disclosure of associates [line items]
Commitment from investors	$ 150,000,000		$ 150,000,000
Teijin Limited [Member]
Disclosure of associates [line items]
Upfront payment received		$ 70,000,000
Maximum additional development and regulatory milestones potentially to be received		$ 175,000,000				$ 175,000,000
Royalties And Milestones [Member] | Third Party Investors [Member]
Disclosure of associates [line items]
Recognized as revenue						0
Royalties And Milestones [Member] | Teijin Limited [Member]
Disclosure of associates [line items]
Recognized as revenue						$ 0
Commercial customers [Member]
Disclosure of associates [line items]
Number of commercial customers | CommercialCustomer				4	4	4	4	4
Commercial customers [Member] | SKYTROFA [Member]
Disclosure of associates [line items]
Recognized as revenue | €				€ 47.2			€ 138.5
Commercial customers [Member] | YORVIPATH [Member]
Disclosure of associates [line items]
Recognized as revenue | €				€ 8.5			€ 15.1
Commercial customers [Member] | Bottom of range [member]
Disclosure of associates [line items]
Perentage of sale to commercial customers				10.00%	10.00%	10.00%	10.00%	10.00%
Collaboration partners and license agreements [Member] | Third Party Investors [Member]
Disclosure of associates [line items]
Recognized as revenue | €							€ 26.5